Stock based compensation (Disclosure of Restricted Share Units outstanding) (Details)	12 Months Ended
Dec. 31, 2021 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at beginning of the period	0
Number of share options granted in share-based payment arrangement	2,834,288
Number of share options forfeited in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement at ending of the period	2,834,288
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at beginning of the period	0
Number of share options granted in share-based payment arrangement	1,030,221
Number of share options forfeited in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement at ending of the period	1,030,221